LOSS ON SETTLEMENT OF DEBTS	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
LOSS ON SETTLEMENT OF DEBTS

NOTE 17 – LOSS ON SETTLEMENT OF DEBTS

The Company settled the notes payable principal and related accrued interest of Asher Enterprise Inc. totaling $88,000 by issuance of 29,675 post-split shares of its common stock for the fair value of $ 217,577.  As a result, the Company recorded a loss of $32,808 on settlement of debts as of March 31, 2012. For the same period in the prior year, the Company recorded a loss of $41,596 on settlement of debts.